Related Party Transactions - Summary of Amounts Due to our Parent (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of related Party transactions due to our parent [Line Items]
Short-term lease liability	$ 3,033	$ 2,795
Long-term lease liability	7,831	10,424
Long-term borrowing with related party [Member]
Schedule of related Party transactions due to our parent [Line Items]
4.6% Senior Notes with related party	45,956	86,371
Accounts payable and accrued expenses [Member]
Schedule of related Party transactions due to our parent [Line Items]
Royalties and other expenses	3,631	2,691
Short-term operating lease liabilities [Member]
Schedule of related Party transactions due to our parent [Line Items]
Short-term lease liability	1,399	1,288
Other non-current liabilities [Member]
Schedule of related Party transactions due to our parent [Line Items]
Accrued interest on 4.6% Senior Note with related party	4,918	5,169
Long-term lease liabilities [Member]
Schedule of related Party transactions due to our parent [Line Items]
Long-term lease liability	$ 2,454	$ 3,413